Taxes - Schedule of Deferred Tax Assets and Deferred Tax Liabilities (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Schedule of Deferred Tax Assets and Deferred Tax Liabilities [Abstract]
Allowance for expected credit losses	$ 690,158	$ 533,345
Deferred tax assets, net	$ 690,158	$ 533,345